Lease Liabilities - Schedule of Future Minimum Rental Payments Required Under the Operating Leases (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities [Abstract]
Lease liabilities – current			$ 12,750
Total future minimum lease payments			12,750
Less imputed interest			(60)
Total			$ 12,690